Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	FIRST EAGLE FUNDS
Central Index Key	0000906352
Amendment Flag	false
Document Creation Date	Mar. 02, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015